Investment property - Summary of assumptions used in valuation of investment property (Detail) - Investment property [member]	Dec. 31, 2019	Dec. 31, 2018
Average ERV
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	88.7	67.6
Long-term inflation
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	260	260
Long-term occupancy rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	9,930	9,890
Average growth rate of rental income
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	260	260
Average NOI margin
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	9,380	9,530
Discount rate
Disclosure of detailed information about investment property [line items]
Valuation and estimation of the market value	870	900